ROYALTY RECEIVABLE	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
9. ROYALTY RECEIVABLE

A reconciliation of the royalty receivable balance at January 31, 2018, is as follows:

	January 31, 2018	January 31, 2017
Beginning balance	$-	$-
Royalty received for exploration and evaluation asset (Note 5)	3,603,680	-
Finance income	117,379	-
Change in foreign exchange rate	(180,306)	-
	$3,540,753	$-